Goodwill and Other Intangible Assets, Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
The changes in the carrying amount of goodwill
Balance as of	$ 10,593	$ 10,329	$ 10,329	$ 9,934
Goodwill as a result of acquisitions	99		279	414
Goodwill, Purchase Accounting Adjustments	(2)		(1)	3
Currency adjustments, net	6		(14)	(22)
Balance as of	10,696		10,593	10,329	9,934
Balance of intangible assets, excluding goodwill
Finite-Lived And Indefinite-Lived Intangible Assets, Original Cost	4,706		4,584	4,771
Accumulated amortization	(2,365)		(2,298)	(2,098)
Carrying value	2,225		2,167
Aggregate carrying amount of intangible assets	2,341		2,286	2,673
Amortization expense	87	86	349	331	335
Estimated aggregate amortization expense
Remaining 2015	275
2015	331		338
2016	309		326
2017	293		304
2018	249		289
2019	204		244
Thereafter	564		666
Carrying value	2,225		2,167
In Process Research and Development
Balance of intangible assets, excluding goodwill
Indefinite-lived intangible assets	116		119	363
Purchased Technology and Patents
Balance of intangible assets, excluding goodwill
Original cost	3,992		3,857	3,896
Accumulated amortization	(1,946)		(1,878)	(1,702)
Carrying value	2,046		1,979	2,194
Intangible assets, estimated useful life			12 years 8 months 12 days	12 years 6 months
Estimated aggregate amortization expense
Carrying value	2,046		1,979	2,194
Trademarks and Tradenames
Balance of intangible assets, excluding goodwill
Original cost	408		408	408
Accumulated amortization	(337)		(332)	(320)
Carrying value	71		76	88
Intangible assets, estimated useful life			11 years 9 months 18 days	11 years 9 months 18 days
Estimated aggregate amortization expense
Carrying value	71		76	88
Other
Balance of intangible assets, excluding goodwill
Original cost	190		200	104
Accumulated amortization	(82)		(88)	(76)
Carrying value	108		112	28
Intangible assets, estimated useful life			8 years 8 months 12 days	8 years 9 months 18 days
Estimated aggregate amortization expense
Carrying value	108		112	28
Cardiac and Vascular Group
The changes in the carrying amount of goodwill
Balance as of	2,881	2,624	2,624	2,636
Goodwill as a result of acquisitions	50		279	0
Goodwill, Purchase Accounting Adjustments	(2)		(8)	0
Currency adjustments, net	5		(14)	(12)
Balance as of	2,934		2,881	2,624
Restorative Therapies Group
The changes in the carrying amount of goodwill
Balance as of	6,368	6,361	6,361	5,954
Goodwill as a result of acquisitions	49		0	414
Goodwill, Purchase Accounting Adjustments	0		7	3
Currency adjustments, net	1		0	(10)
Balance as of	6,418		6,368	6,361
Diabetes Group
The changes in the carrying amount of goodwill
Balance as of	1,344	1,344	1,344	1,344
Goodwill as a result of acquisitions	0		0	0
Goodwill, Purchase Accounting Adjustments	0		0	0
Currency adjustments, net	0		0	0
Balance as of	$ 1,344		$ 1,344	$ 1,344